SCHEDULE OF CONSOLIDATED CONDENSED STATEMENTS OF OPERATIONS (Details) - USD ($)	3 Months Ended						6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Sales	$ 97,294	$ 170,551		$ 137,048			$ 241,829	$ 339,123	$ 511,249	$ 708,256	$ 505,143
Total revenue	97,294	170,551		137,048			241,829	339,123	511,249	708,256	505,143
Cost of revenue	(53,360)	(134,261)		(68,590)			(188,285)	(241,645)	(325,057)	(413,612)	(354,768)
Gross profit	43,934	36,290		68,458			53,544	97,478	186,192	294,644	150,375
Operating expenses:
Depreciation	550	606		495			1,101	1,651	2,188	2,683	1,414
Selling, general and administrative	236,758	1,349,797		177,584			4,839,535	5,076,293	493,739	626,285	437,261
Total operating expenses	237,308	1,350,403		178,079			4,840,636	5,077,944	495,927	628,968	438,675
Loss from operations	(193,374)	(1,314,113)		(109,621)			(4,787,092)	(4,980,466)	(309,735)	(334,324)	(288,300)
Other income (expenses):
Other income	(304)	690		550			799	495	2,402	1,947	26,416
Charitable Donation							(80,000)	80,000
Interest expense	(10,620)	(23,118)		(7,797)			(42,175)	(52,795)	(16,078)	(26,755)	(6,720)
Amortization of debt discount				(3,654)			(5,694)	(5,694)	(3,654)	(11,306)
Total other income (expenses)	(10,924)	(22,428)		(10,901)			(127,070)	(137,994)	(17,330)	(36,114)	19,696
Loss from operations before income taxes	(204,298)	(1,336,541)		(120,522)			(4,914,162)	(5,118,460)	(327,065)	(370,438)	(268,604)
Provision for income taxes
Net loss	$ (204,298)	$ (1,336,541)	$ (3,577,621)	$ (120,522)	$ (288,736)	$ 82,193	$ (4,914,162)	$ (5,118,460)	$ (327,065)	$ (370,438)	$ (268,604)
Basic net income(loss) per common share	$ (0.02)	$ (0.15)		$ (0.01)			$ (0.56)	$ (0.58)	$ (0.02)	$ (0.02)	$ (0.02)
Weighted average number of common shares outstanding - Basic	9,500,326	9,116,401		15,000,000			8,748,301	8,979,698	15,000,000	15,000,000	15,000,000
Diluted net income(loss) per common share	$ (0.02)	$ (0.15)		$ (0.01)			$ (0.56)	$ (0.57)	$ (0.02)	$ (0.02)	$ (0.02)
Weighted average number of common shares outstanding - Diluted	9,500,326	9,116,401		15,000,000			8,748,301	8,979,698	15,000,000	15,000,000	15,000,000
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Sales		$ 170,551					$ 241,829
Total revenue		170,551					241,829
Cost of revenue		(134,261)					(188,285)
Gross profit		36,290					53,544
Operating expenses:
Depreciation		606					1,101
Selling, general and administrative		988,073					4,477,811
Total operating expenses		988,679					4,478,912
Loss from operations		(952,389)					(4,425,368)
Other income (expenses):
Other income		690					799
Charitable Donation							(80,000)
Interest expense		(23,118)					(42,175)
Amortization of debt discount							(5,694)
Total other income (expenses)		(22,428)					(127,070)
Loss from operations before income taxes		(974,817)					(4,552,438)
Provision for income taxes
Net loss		$ (974,817)					$ (4,552,438)
Basic net income(loss) per common share		$ (0.15)					$ (0.56)
Weighted average number of common shares outstanding - Basic		9,116,401					8,748,301
Diluted net income(loss) per common share		$ (0.15)					$ (0.56)
Weighted average number of common shares outstanding - Diluted		9,116,401					8,748,301
Revision of Prior Period, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Sales
Total revenue
Cost of revenue
Gross profit
Operating expenses:
Depreciation
Selling, general and administrative		361,724					361,724
Total operating expenses		361,724					361,724
Loss from operations		(361,724)					(361,724)
Other income (expenses):
Other income
Charitable Donation
Interest expense
Amortization of debt discount
Total other income (expenses)
Loss from operations before income taxes		(361,724)					(361,724)
Provision for income taxes
Net loss		$ (361,724)					$ (361,724)
Basic net income(loss) per common share
Weighted average number of common shares outstanding - Basic
Diluted net income(loss) per common share
Weighted average number of common shares outstanding - Diluted